Investments accounted for using the equity method - Narrative (Details)	Dec. 31, 2025 EUR (€) partnership	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Cumulative unrecognised share of losses of joint ventures, transition from proportionate consolidation to equity method	€ 0	€ 0	€ 27,000,000
Number of partnerships with Santander Consumer Finance | partnership	2
Fair value of investments in associates for which there are quoted market prices		533,000,000
Zhejiang Leapmotor Technology Co. Ltd
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Fair value of investments in associates for which there are quoted market prices	€ 1,511,000,000	1,147,000,000
Archer Aviation Inc
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Fair value of investments in associates for which there are quoted market prices	382,000,000
Tofas-Turk Otomobil Fabrikasi A.S. (“Tofas”)
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Fair value of investments in joint ventures	€ 929,000,000	€ 1,056,000,000